Inventories - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Cost of inventories recognised as expense	$ 87,416,000	$ 55,192,000
Provision for inventory write down	$ 4,182,000	$ 1,162,000